Restatement (Details) (USD $)	0 Months Ended	3 Months Ended						6 Months Ended				8 Months Ended		9 Months Ended	12 Months Ended				20 Months Ended		23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended		38 Months Ended
	Sep. 04, 2013	Sep. 30, 2013		Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Sep. 30, 2013		Sep. 30, 2012		Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012		Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013		Sep. 30, 2013
Restatement
Reverse stock split	0.02
ASSETS
Mineral properties		$ 13,690,000		$ 12,190,000	$ 12,190,000		$ 12,190,000	$ 13,690,000		$ 12,190,000				$ 12,190,000	$ 13,690,000		$ 12,091,000		$ 12,091,000		$ 12,190,000	$ 12,190,000	$ 12,190,000	$ 13,690,000		$ 13,690,000
Total noncurrent assets		14,884,000		12,963,000	12,792,000		12,494,000	14,884,000		12,792,000				12,963,000	14,787,000		12,253,000		12,253,000		12,494,000	12,792,000	12,963,000	14,787,000		14,884,000
Total assets		18,097,000		23,750,000	24,758,000		14,194,000	18,097,000		24,758,000				23,750,000	17,007,000		24,407,000		24,407,000		14,194,000	24,758,000	23,750,000	17,007,000		18,097,000
SHAREHOLDER'S DEFICIT
Common stock		4,000	[1]	1,000			0	4,000	[1]					1,000	1,000	[1]					0		1,000	1,000	[1]	4,000	[1]
Additional paid-in capital		37,330,000	[1]	29,219,000	(3,416,000)		86,758,000	37,330,000	[1]	(3,416,000)				29,219,000	30,335,000	[1]	91,997,000	[1]	91,997,000	[1]	86,758,000	(3,416,000)	29,219,000	30,335,000	[1]	37,330,000	[1]
Losses accumulated in exploration stage		(177,598,000)	[1]	(143,163,000)	(109,077,000)		(86,971,000)	(177,598,000)	[1]	(109,077,000)				(143,163,000)	(160,254,000)	[1]	(80,400,000)	[1]	(80,400,000)	[1]	(86,971,000)	(109,077,000)	(143,163,000)	(160,254,000)	[1]	(177,598,000)	[1]
Total shareholder's deficit - Prospect Global Resources, Inc.				(113,944,000)	(112,492,000)		789,000			(112,492,000)				(113,944,000)	(129,918,000)	[1]	11,597,000	[1]	11,597,000	[1]	789,000	(112,492,000)	(113,944,000)	(129,918,000)	[1]
Non-controlling interest							3,976,000										7,234,000	[1]	7,234,000	[1]	3,976,000
Total shareholder's equity		(140,264,000)	[1]	(113,944,000)	(112,492,000)		4,765,000	(140,264,000)	[1]	(112,492,000)		(4,762,000)	(4,762,000)	(113,944,000)	(129,918,000)	[1]	18,831,000	[1]	18,831,000	[1]	4,765,000	(112,492,000)	(113,944,000)	(129,918,000)	[1]	(140,264,000)	[1]
Total liabilities and shareholder's deficit		18,097,000		23,750,000	24,758,000		14,194,000	18,097,000		24,758,000				23,750,000	17,007,000		24,407,000	[1]	24,407,000	[1]	14,194,000	24,758,000	23,750,000	17,007,000		18,097,000
Consolidated Statement of Operations
Exploration		2,859,000		5,646,000	5,802,000		5,568,000	4,071,000		11,370,000				17,016,000	18,575,000		6,002,000		6,648,000		12,216,000	18,018,000	23,664,000	25,223,000		29,294,000
General and administrative					15,247,000					19,507,000
General and administrative		2,261,000		16,047,000	9,628,000		4,260,000	4,355,000		13,888,000				35,554,000	48,458,000		17,206,000		18,693,000		22,953,000	38,199,000	54,246,000	67,151,000		65,540,000
Off-take arrangement fee				7,751,000										7,751,000	7,751,000								7,751,000	7,751,000
Total expenses		6,432,000		29,444,000	21,049,000		9,828,000	13,039,000		30,877,000				60,321,000	74,784,000		23,208,000		25,341,000		35,169,000	56,217,000	85,661,000	100,125,000		113,164,000
Loss from operations		(6,432,000)		(29,444,000)	(21,049,000)		(9,828,000)	(13,039,000)		(30,877,000)				(60,321,000)	(74,784,000)		(23,208,000)		(25,341,000)		(35,169,000)	(56,217,000)	(85,661,000)	(100,125,000)		(113,164,000)
Net loss		(18,361,000)		(34,085,000)	(22,920,000)		(9,828,000)	(17,344,000)		(32,748,000)		(17,209,000)	(17,209,000)	(66,833,000)	(83,925,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(150,999,000)	(168,091,000)		(185,435,000)
Net loss attributable to non-controlling interest					813,000		3,257,000			4,070,000				4,069,000	4,071,000		3,391,000		3,767,000		7,024,000	7,837,000	7,837,000	7,837,000		7,837,000
Net loss attributable to Prospect Global Resources Inc.		(18,361,000)		(34,085,000)	(22,107,000)		(6,571,000)	(17,344,000)		(28,678,000)				(62,764,000)	(79,854,000)		(63,566,000)		(80,399,000)		(86,970,000)	(109,077,000)	(140,162,000)	(160,254,000)		(177,598,000)
Loss per share (in dollars per share)		$ (6.77)	[1]	$ (26.50)	$ (20.21)	[1]	$ (8.32)	$ (8.24)	[1]	$ (30.41)	[1]			$ (59.32)	$ (69.14)	[1]	$ (113.51)	[1]	$ (174.40)		$ (172.22)	$ (189.70)	$ (218.66)	$ (223.82)	[1]	$ (152.06)	[1]
Operating activities:
Net loss		(18,361,000)		(34,085,000)	(22,920,000)		(9,828,000)	(17,344,000)		(32,748,000)		(17,209,000)	(17,209,000)	(66,833,000)	(83,925,000)		(66,957,000)		(84,166,000)		(93,994,000)	(116,914,000)	(150,999,000)	(168,091,000)		(185,435,000)
Services paid for with securities								538,000		455,000				4,547,000	4,653,000		2,064,000						6,928,000	7,033,000		7,572,000
Stock based compensation								175,000		5,063,000				15,227,000	16,239,000		9,717,000					20,400,000	24,945,000	25,957,000		20,165,000
Share based compensation and warrant expense										10,682,000
Accounts payable							2,156,000			2,099,000				1,418,000	2,179,000		70,000				2,829,000	2,771,000	2,090,000	2,850,000
Accrued liabilities							1,346,000			2,660,000				4,561,000	3,663,000		770,000		857,000		2,203,000	3,516,000	5,417,000	4,518,000
Net cash used in operating activities							(5,769,000)	(10,222,000)		(14,706,000)				(28,091,000)	(34,823,000)		(11,349,000)		(12,618,000)		(17,887,000)	(27,323,000)	(40,708,000)	(47,443,000)		(57,665,000)
Investing activities:
Mineral properties							(98,000)			(98,000)				(98,000)	(1,599,000)		(1,043,000)		(1,091,000)		(1,189,000)	(1,189,000)	(1,190,000)	(2,690,000)		(2,690,000)
Net cash used in investing activities							(5,247,000)	(395,000)		(494,000)				(740,000)	(2,618,000)		(1,124,000)		(1,180,000)		(6,928,000)	(1,674,000)	(1,921,000)	(3,796,000)		(4,191,000)
As Reported
ASSETS
Mineral properties		45,140,000		35,991,000	29,036,000		20,067,000	45,140,000		29,036,000				35,991,000	39,994,000		13,468,000		13,468,000		20,067,000	29,036,000	35,991,000	39,994,000		45,140,000
Deferred fees				7,751,000										7,751,000	7,751,000								7,751,000	7,751,000
Total noncurrent assets		53,647,000		44,517,000	29,638,000		20,371,000	53,647,000		29,638,000				44,517,000	48,842,000		13,630,000		13,630,000		20,371,000	29,638,000	44,517,000	48,842,000		53,647,000
Total assets		56,860,000		55,304,000	41,604,000		22,071,000	56,860,000		41,604,000				55,304,000	51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000		56,860,000
SHAREHOLDER'S DEFICIT
Common stock				73,000	55,000		39,000			55,000				73,000	73,000		40,000		40,000		39,000	55,000	73,000	73,000
Additional paid-in capital		44,119,000		34,265,000	1,275,000		86,719,000	44,119,000		1,275,000				34,265,000	35,641,000		91,957,000		91,957,000		86,719,000	1,275,000	34,265,000	35,641,000		44,119,000
Losses accumulated in exploration stage		(145,624,000)		(116,727,000)	(96,977,000)		(83,032,000)	(145,624,000)		(96,977,000)				(116,727,000)	(131,577,000)		(79,711,000)		(79,711,000)		(83,032,000)	(96,977,000)	(116,727,000)	(131,577,000)		(145,624,000)
Total shareholder's deficit - Prospect Global Resources, Inc.				(82,390,000)	(95,646,000)		4,727,000			(95,646,000)				(82,390,000)	(95,863,000)		12,285,000		12,285,000		4,727,000	(95,646,000)	(82,390,000)	(95,863,000)
Non-controlling interest							7,915,000										7,923,000		7,923,000		7,915,000
Total shareholder's equity		(101,501,000)		(82,390,000)	(95,646,000)		12,642,000	(101,501,000)		(95,646,000)				(82,390,000)			20,208,000		20,208,000		12,642,000	(95,646,000)	(82,390,000)			(101,501,000)
Total liabilities and shareholder's deficit		56,860,000		55,304,000	41,604,000		22,071,000	56,860,000		41,604,000				55,304,000	51,062,000		25,784,000		25,784,000		22,071,000	41,604,000	55,304,000	51,062,000		56,860,000
Consolidated Statement of Operations
Exploration																	4,954,000		5,600,000		5,600,000	5,600,000	5,600,000	5,600,000		5,600,000
General and administrative		1,902,000		15,110,000	12,080,000		3,328,000	4,691,000		15,408,000				30,518,000	42,737,000		16,877,000		18,364,000		21,692,000	33,771,000	48,881,000	61,102,000		59,826,000
Total expenses		3,652,000		15,110,000	12,080,000		3,328,000	9,742,000		15,408,000				30,518,000	42,737,000		21,831,000		23,964,000		27,292,000	39,371,000	54,481,000	66,702,000		76,443,000
Loss from operations		(3,652,000)		(15,110,000)	(12,080,000)		(3,328,000)	(9,742,000)		(15,408,000)				(30,518,000)	(42,737,000)		(21,831,000)		(23,964,000)		(27,292,000)	(39,371,000)	(54,481,000)	(66,702,000)		(76,443,000)
Net loss		(15,581,000)		(19,751,000)	(13,951,000)		(3,328,000)	(14,047,000)		(17,279,000)				(37,030,000)	(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)		(148,715,000)
Net loss attributable to non-controlling interest					6,000		7,000			13,000				12,000	12,000		2,702,000		3,078,000		3,085,000	3,091,000	3,091,000	3,090,000		3,090,000
Net loss attributable to Prospect Global Resources Inc.		(15,581,000)		(19,751,000)	(13,945,000)		(3,321,000)	(14,047,000)		(17,266,000)				(37,018,000)	(51,866,000)		(62,878,000)		(79,711,000)		(83,032,000)	(96,977,000)	(116,728,000)	(131,578,000)		(145,624,000)
Loss per share (in dollars per share)		$ (5.75)		$ (15.36)	$ (12.75)		$ (4.20)	$ (6.69)		$ (18.31)				$ (34.99)	$ (44.91)		$ (112.28)		$ (172.91)		$ (164.42)	$ (168.66)	$ (182.10)	$ (183.77)		$ (124.71)
Operating activities:
Net loss		(15,581,000)		(19,751,000)	(13,951,000)		(3,328,000)	(14,047,000)		(17,279,000)				(37,030,000)	(51,878,000)		(65,580,000)		(82,789,000)		(86,117,000)	(100,068,000)	(119,819,000)	(134,668,000)		(148,715,000)
Services paid for with securities														672,000	776,000								3,052,000	3,156,000		3,695,000
Stock based compensation								1,103,000						12,649,000	13,794,000							17,946,000	22,367,000	23,512,000		18,648,000
Share based compensation and warrant expense										8,228,000
Deferred fees														(1,938,000)	(2,287,000)								(1,938,000)	(2,288,000)		(2,288,000)
Accounts payable							434,000			(249,000)				(1,773,000)	497,000						1,106,000	423,000	(1,101,000)	1,169,000
Accrued liabilities							258,000			980,000				1,781,000	(915,000)		299,000		386,000		644,000	1,365,000	2,165,000	(531,000)
Net cash used in operating activities							(2,079,000)	(3,810,000)		(5,719,000)				(12,650,000)	(17,645,000)		(10,443,000)		(11,712,000)		(13,292,000)	(17,430,000)	(24,363,000)	(29,360,000)		(33,170,000)
Investing activities:
Mineral properties							(3,788,000)	(6,412,000)		(9,085,000)				(15,539,000)	(18,777,000)		(1,949,000)		(1,997,000)		(5,784,000)	(11,082,000)	(17,535,000)	(20,773,000)		(27,185,000)
Net cash used in investing activities							(8,937,000)	(6,807,000)		(9,481,000)				(16,181,000)	(19,796,000)		(2,030,000)		(2,086,000)		(11,523,000)	(11,567,000)	(18,266,000)	(21,879,000)		(28,686,000)
Previously capitalized costs
Restatement
Reduction in General and Administrative expenses								1,400,000						400,000	600,000
Previously capitalized costs | Adjustment
ASSETS
Mineral properties				(23,801,000)	(16,846,000)		(7,877,000)			(16,846,000)				(23,801,000)	(26,304,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(23,801,000)	(26,304,000)
Deferred fees				(7,751,000)										(7,751,000)	(7,751,000)								(7,751,000)	(7,751,000)
Total noncurrent assets				(31,554,000)	(16,846,000)		(7,877,000)			(16,846,000)				(31,554,000)	(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
Total assets				(31,554,000)	(16,846,000)		(7,877,000)			(16,846,000)				(31,554,000)	(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
SHAREHOLDER'S DEFICIT
Common stock				(72,000)	(55,000)		(39,000)			(55,000)				(72,000)	(72,000)		(40,000)		(40,000)		(39,000)	(55,000)	(72,000)	(72,000)
Additional paid-in capital				(5,046,000)	(4,691,000)		39,000			(4,691,000)				(5,046,000)	(5,306,000)		40,000		40,000		39,000	(4,691,000)	(5,046,000)	(5,306,000)
Losses accumulated in exploration stage				(26,436,000)	(12,100,000)		(3,939,000)			(12,100,000)				(26,436,000)	(28,677,000)		(688,000)		(688,000)		(3,939,000)	(12,100,000)	(26,436,000)	(28,677,000)
Total shareholder's deficit - Prospect Global Resources, Inc.				(31,554,000)	(16,846,000)		(3,938,000)			(16,846,000)				(31,554,000)	(34,055,000)		(688,000)		(688,000)		(3,938,000)	(16,846,000)	(31,554,000)	(34,055,000)
Non-controlling interest							(3,939,000)										(689,000)		(689,000)		(3,939,000)
Total shareholder's equity				(31,554,000)	(16,846,000)		(7,877,000)			(16,846,000)				(31,554,000)			(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)
Total liabilities and shareholder's deficit				(31,554,000)	(16,846,000)		(7,877,000)			(16,846,000)				(31,554,000)	(34,055,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,554,000)	(34,055,000)
Consolidated Statement of Operations
Exploration				5,646,000	5,802,000		5,568,000			11,370,000				17,016,000	18,575,000		1,048,000		1,048,000		6,616,000	12,418,000	18,064,000	19,623,000
General and administrative				937,000	3,167,000		932,000			4,099,000				5,036,000	5,721,000		329,000		329,000		1,261,000	4,428,000	5,365,000	6,049,000
Off-take arrangement fee				7,751,000										7,751,000	7,751,000								7,751,000	7,751,000
Total expenses				14,334,000	8,969,000		6,500,000			15,469,000				29,803,000	32,047,000		1,377,000		1,377,000		7,877,000	16,846,000	31,180,000	33,423,000
Loss from operations				(14,334,000)	(8,969,000)		(6,500,000)			(15,469,000)				(29,803,000)	(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Net loss				(14,334,000)	(8,969,000)		(6,500,000)			(15,469,000)				(29,803,000)	(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Net loss attributable to non-controlling interest					807,000		3,250,000			4,057,000				4,057,000	4,059,000		689,000		689,000		3,939,000	4,746,000	4,746,000	4,747,000
Net loss attributable to Prospect Global Resources Inc.				(14,334,000)	(8,162,000)		(3,250,000)			(11,412,000)				(25,746,000)	(27,988,000)		(688,000)		(688,000)		(3,938,000)	(12,100,000)	(23,434,000)	(28,676,000)
Loss per share (in dollars per share)				$ (11.14)	$ (7.46)		$ (4.12)			$ (12.10)				$ (24.33)	$ (24.23)		$ (1.23)		$ (1.49)		$ (7.80)	$ (21.04)	$ (36.56)	$ (40.05)
Operating activities:
Net loss				(14,334,000)	(8,969,000)		(6,500,000)			(15,469,000)				(29,803,000)	(32,047,000)		(1,377,000)		(1,377,000)		(7,877,000)	(16,846,000)	(31,180,000)	(33,423,000)
Services paid for with securities														3,875,000	3,877,000								3,876,000	3,877,000
Stock based compensation														2,578,000	2,445,000							2,454,000	2,578,000	2,445,000
Share based compensation and warrant expense										2,454,000
Deferred fees														1,938,000	2,287,000								1,938,000	2,288,000
Accounts payable							1,722,000			2,348,000				3,191,000	1,682,000						1,723,000	2,348,000	3,191,000	1,681,000
Accrued liabilities							1,088,000			1,680,000				2,780,000	4,578,000		471,000		471,000		1,559,000	2,151,000	3,252,000	5,049,000
Net cash used in operating activities							(3,690,000)			(8,987,000)				(15,441,000)	(17,178,000)		(906,000)		(906,000)		(4,595,000)	(9,893,000)	(16,345,000)	(18,083,000)
Investing activities:
Mineral properties							3,690,000			8,987,000				15,441,000	17,178,000		906,000		906,000		4,595,000	9,893,000	16,345,000	18,083,000
Net cash used in investing activities							3,690,000			8,987,000				15,441,000	17,178,000		906,000		906,000		4,595,000	9,893,000	16,345,000	18,083,000
Expenses, net														$ 29,800,000

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.